OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
OTHER NON-CURRENT ASSETS
Schedule of other non-current assets

	December 31,
	2012	2013
	US$	US$
Long-term prepaid debt insurance cost	315	311
Long-term prepaid rental expenses	118	3
Long-term prepaid compensation cost	337	230
Deposits for financing arrangement	859	1,358
Unamortized service fees	187	299
Long-term prepaid guarantee fee	197	19
Total	2,013	2,220